CENTURY CAPITAL MANAGEMENT TRUST

                       SUPPLEMENT DATED SEPTEMBER 16, 2008
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2008


 This Supplement supersedes and replaces the Supplement dated February 28, 2008 to the Prospectus dated February 28, 2008


Effective September 16, 2008, Century Small Cap Select Fund is open to new investors.



                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.